Segmented Information - Schedule of Information with Respect to Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total sales	$ 30,837	$ 28,748	$ 23,465
External sales	30,837	28,748	23,465
Depreciation and amortization	801	686	656
Adjusted EBIT	1,750	1,217	1,197
Goodwill	1,473	1,196	1,194
Fixed asset additions	1,274	1,236	746
Fixed assets, net	5,273	4,236	3,742
Other income (expense), net	108	(156)	(25)
Interest income (expense), net	(16)	6	11
Current assets	9,135	8,146	7,485
Investments, goodwill, deferred tax assets and other assets	2,701	2,297	2,447
Consolidated total assets	17,109	14,679	13,674
Canada [Member]
Segment Reporting Information [Line Items]
Total sales	6,343	5,951	5,122
External sales	5,907	5,552	4,777
Fixed asset additions	158	115	126
Fixed assets, net	660	586	638
United States [Member]
Segment Reporting Information [Line Items]
Total sales	7,518	7,025	5,808
External sales	7,053	6,514	5,348
Fixed asset additions	294	281	130
Fixed assets, net	973	804	668
Mexico [Member]
Segment Reporting Information [Line Items]
Total sales	3,520	2,902	2,346
External sales	3,281	2,698	2,189
Fixed asset additions	163	162	49
Fixed assets, net	573	477	371
North America [Member]
Segment Reporting Information [Line Items]
Total sales	16,335	14,855	12,370
External sales	16,241	14,764	12,314
Depreciation and amortization	432	358	358
Adjusted EBIT	1,521	1,373	1,116
Goodwill	701	644	651
Fixed asset additions	615	558	305
Fixed assets, net	2,206	1,867	1,677
North America [Member] | Intersegment Elimination [Member]
Segment Reporting Information [Line Items]
Total sales	(1,046)	(1,023)	(906)
Europe Excluding Great Britain [Member]
Segment Reporting Information [Line Items]
Total sales	10,089	10,124	8,349
External sales	9,927	9,963	8,190
Fixed asset additions	246	284	189
Fixed assets, net	1,490	1,111	1,109
Great Britain [Member]
Segment Reporting Information [Line Items]
Total sales	961	913	813
External sales	952	909	813
Fixed asset additions	15	7	5
Fixed assets, net	58	53	58
Eastern Europe [Member]
Segment Reporting Information [Line Items]
Total sales	1,847	1,708	1,256
External sales	1,684	1,557	1,165
Fixed asset additions	117	132	119
Fixed assets, net	584	438	351
Europe [Member]
Segment Reporting Information [Line Items]
Total sales	12,709	12,556	10,289
External sales	12,563	12,429	10,168
Depreciation and amortization	283	259	242
Adjusted EBIT	165	(22)	117
Goodwill	611	393	402
Fixed asset additions	378	423	313
Fixed assets, net	2,132	1,602	1,518
Europe [Member] | Intersegment Elimination [Member]
Segment Reporting Information [Line Items]
Total sales	(188)	(189)	(129)
Rest Of World [Member]
Segment Reporting Information [Line Items]
Total sales	2,111	1,599	1,016
External sales	2,010	1,506	930
Depreciation and amortization	59	38	27
Adjusted EBIT	(28)	56	72
Goodwill	160	158	140
Fixed asset additions	270	236	44
Fixed assets, net	686	485	211
Segment Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total sales	(318)	(262)	(210)
External sales	23	49	53
Depreciation and amortization	27	31	29
Adjusted EBIT	0	(40)	(94)
Goodwill	1	1	1
Fixed asset additions	11	19	84
Fixed assets, net	249	282	336
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Total sales	30,837	28,748	23,465
External sales	30,837	28,748	23,465
Depreciation and amortization	801	686	656
Adjusted EBIT	1,658	1,367	1,211
Goodwill	1,473	1,196	1,194
Fixed asset additions	1,274	1,236	746
Fixed assets, net	$ 5,273	$ 4,236	$ 3,742